Regulatory Matters - Additional Information (Detail) - USD ($)	Jan. 02, 2016	Jan. 01, 2019	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 02, 2017	Dec. 31, 2016	Jan. 01, 2015
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Common equity Tier 1 capital to risk-weighted assets ratio with minimum for capital adequacy								4.50%
Common equity Tier 1 capital to risk-weighted assets ratio with minimum for prompt corrective action purposes								6.50%
Tier 1 capital to risk-weighted assets ratio with minimum for capital adequacy			6.00%		6.00%		6.00%	4.00%
Increased Tier 1 capital to risk-weighted assets ratio with minimum for capital adequacy								6.00%
Tier 1 capital to risk-weighted assets ratio with minimum for prompt corrective action purposes			8.00%		8.00%		8.00%	6.00%
Increased Tier 1 capital to risk-weighted assets ratio with minimum for prompt corrective action purposes								8.00%
Capital conservation buffer	0.625%			2.50%	11.80%	2.50%		2.50%
Capital conservation buffer phased-in on pro rata basis period	4 years
Scenario Forecast
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Capital conservation buffer		2.50%
Minimum
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Regulatory assets							$ 1,000,000,000
Required assets to liabilities ratio after dividend effect			125.00%		125.00%